Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 7)	$ 41,436	$ 43,525
Amounts due from related parties (Note 12)	1,728	2,687
Inventories	2,242	2,292
Derivative assets (Notes 6 and 7)	39	920
Other current assets	4,072	3,386
Total current assets	49,517	52,810
Long-term assets:
Vessels, net of accumulated depreciation (Note 9)	1,635,546	1,677,488
Right-of-use assets (Note 4)	1,516	1,799
Intangible assets, net (Notes 10)	983	1,286
Derivative assets (Notes 6 and 7)		648
Accrued income	3,424	3,976
Total long term assets	1,641,469	1,685,197
Total assets	1,690,986	1,738,007
Current liabilities:
Trade accounts payable (Note 12)	2,496	2,730
Accrued expenses (Note 15)	4,755	6,617
Current portion of long-term debt (Notes 7 and 11)	83,523	83,453
Current lease liabilities (Note 4)	585	572
Current portion of derivative liabilities (Notes 6 and 7)	7,211	910
Income taxes payable	18	98
Current portion of contract liabilities	1,518	1,518
Prepaid charter	3,776	6,892
Amount due to related parties (Note 12)	1,250	1,212
Total current liabilities	105,132	104,002
Long-term liabilities:
Long-term debt (Notes 7 and 11)	870,150	911,943
Lease liabilities (Note 4)	931	1,227
Derivative liabilities (Notes 6 and 7)	23,987	5,133
Contract liabilities	2,927	3,685
Deferred tax liabilities (Note 8)	323	357
Total long-term liabilities	898,318	922,345
Total liabilities	1,003,450	1,026,347
Commitments and contingencies (Note 13)
Series A Convertible Preferred Units	89,264	89,264
Partners' capital:
Common unitholders	587,562	611,241
General partner interest	10,710	11,155
Total partners' capital	598,272	622,396
Total liabilities and equity	$ 1,690,986	$ 1,738,007